Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Forum Funds
Entity Central Index Key	0000315774
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 19, 2019
Document Effective Date	Nov. 19, 2019
Prospectus Date	Aug. 01, 2019